Supplemental information on oil and gas activities (Narrative) (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) MMBbls MMcf	Dec. 31, 2022 USD ($) MMBbls Bcf	Dec. 31, 2021 USD ($) MMBbls Bcf	Dec. 31, 2020
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 13,332,000	$ 0	$ 4,334,000
Discount rate used in current estimate of value in use	10.00%	10.00%	10.00%
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	3.5	2.3	4.0
Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | Bcf		0.8	0.7
Proved developed and undeveloped reserves due to better performance than expected increase | MMcf	1.9
Proved developed and undeveloped reserves from impact of higher average prices revisions | Bcf			4.0
Proved developed and undeveloped reserves due to better performance revisions | Bcf		0.8
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Asset retirement obligations and impairment loss | $	$ 13,332,000		$ 17,641,000
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions		0.1	0.3
Proved developed and undeveloped reserves from change in development plan revisions			0.6
Proved developed and undeveloped reserves from impact of higher average prices revisions		0.3
Proved developed and undeveloped reserves due to lower performance than expected decrease	0.4
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to lower performance revisions | Bcf			2.7
Proved developed and undeveloped reserves due to revisions associated with incremental activity | Bcf			3.4
Proved developed and undeveloped reserves from change in development plan revisions | Bcf			1.5
Proved developed and undeveloped reserves from impact of higher average prices revisions | Bcf		0.7
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | Bcf			2.5
Proved developed and undeveloped reserves from impact of higher average prices revisions | Bcf		0.8	1
Proved developed and undeveloped reserves due to lower performance than expected decrease | Bcf		1.6
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions		0.6	5.7
Proved developed and undeveloped reserves from change in development plan revisions	1.7	3.6
Proved developed and undeveloped reserves from impact of higher average prices revisions	1.5	0.3
Proved developed and undeveloped reserves from change in royalty payment from kind to cash	0.4
Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $			$ 13,307,000
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions			0.1
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to lower performance revisions | Bcf			1.6
Proved developed and undeveloped reserves from impact of higher average prices revisions | Bcf			1
Ecuador [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from impact of higher average prices revisions	0.3
Oil and gas properties [Member] | Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from existing wells revisions			0.3
Oil and gas properties [Member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from existing wells revisions			8.9
Oil and gas properties [Member] | Argentina [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves from existing wells revisions			0.3
Llanos 32 Blocks [Member] | Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | MMcf	0.2
Proved developed and undeveloped reserves due to better performance revisions | Bcf		0.1
Llanos Basin [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	94.00%	96.00%	98.00%	97.00%
Reserves proportion of Net proved undeveloped reserve	97.00%	95.00%	97.00%	96.00%
Manati Block | Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves due to better performance than expected increase | MMcf	1.7
Platanillo Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	6.00%	4.00%	2.00%	3.00%
Reserves proportion of Net proved undeveloped reserve	3.00%	5.00%	3.00%	4.00%
BCAM-40 Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve			45.00%	50.00%
Reserves proportion of Net proved undeveloped reserve	100.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve			21.00%	26.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve			33.00%	24.00%
Fell Block in Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%
Perico Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve	100.00%	85.00%
Espejo Block Account [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportion of net proved developed reserve		15.00%